PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED SEPTEMBER 30, 2004 TO PROSPECTUS DATED JULY 31, 2004


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The following replaces the fifth paragraph under "Fund Management" on page 40 of the Prospectus:

The management team leaders for the LARGE CAP VALUE FUND are Stephen K. Kent, Jr., Betsy Turner and Stephen G. Atkins, each a Vice President with Northern Trust. Mr. Kent has had such responsibility since March 2004, Ms. Turner since January 2004, and Mr. Atkins since September 2004. Prior to joining Northern Trust in May 2000, the team leaders were with Carl Domino Associates, L.P., where they managed various equity and fixed income portfolios.



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                                              531869 EQTY SPT LCV 10/04
                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     [NORTHERN FUNDS LOGO]           northernfunds.com

PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- FIXED INCOME FUNDS
SUPPLEMENT DATED SEPTEMBER 30, 2004 TO PROSPECTUS DATED JULY 31, 2004


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The following replaces the third paragraph under "Fund Management on page 44 of the Prospectus:

The management team leaders for the FLORIDA INTERMEDIATE TAX-EXEMPT FUND is Timothy T.A. McGregor, Senior Vice President of Northern Trust, and Timothy Blair, Second Vice President of Northern Trust. Both have had such responsibility since September 2004. Mr. McGregor joined Northern Trust in 1989 and during the last five years has managed various municipal bond portfolios. Mr. Blair has been with Northern Trust since 1992. During the past five years he has been a municipal bond trader and managed various municipal bond portfolios.



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                                               531870 FIX SPT FLI 10/04
                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     [NORTHERN FUNDS LOGO]           northernfunds.com